Prepayments, Deposit and Other Receivables	12 Months Ended
Dec. 31, 2021
Prepayments Deposits And Other Receivables [Abstract]
PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

NOTE 10 – PREPAYMENTS, DEPOSIT AND OTHER RECEIVABLES

The following amounts are outstanding at December 31, 2021 and December 31, 2020:

	As of December 31,	As of December 31,
	2021	2020

Deposit	$400,801	$60,000
Other receivables	-	1,876
Prepayments	403,210	144,567
	$804,011	$206,443